Trade Receivables	12 Months Ended
Dec. 31, 2022
Trade and other current receivables [abstract]
Trade Receivables
Note 5:	Trade Receivables

	December 31,
	2022	2021

Vericel (Note 17b)	7,500	-
BARDA (Note 17a)	701	1,085
Other trade receivables	1,133	696
Less provision for impairment	(2)	(2)

	9,332	1,779